UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21404

ING Clarion Real Estate Income Fund

(Exact name of registrant as specified in charter)

259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)

T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-711-4CRA

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / March 31, 2005 (unaudited)

		Market
Shares		Value

	Common Stock — 109.7%
	Real Estate Investment Trusts (“REIT”) — 109.7%
	Apartments — 17.6%
403,800	Amli Residential Properties Trust	$11,060,082
247,700	Camden Property Trust	11,649,331
350,600	Gables Residential Trust	11,674,980
194,900	Mid-America Apartment Communities, Inc.	7,113,850

		41,498,243

	Diversified — 17.2%
182,800	Colonial Properties Trust	7,021,348
190,900	iStar Financial, Inc.	7,861,262
370,500	Liberty Property Trust	14,468,025
245,100	Newcastle Investment Corp.	7,254,960
246,600	Trustreet Properties, Inc.	3,795,174

		40,400,769

	Health Care — 7.6%
320,200	Health Care REIT, Inc.	10,246,400
260,200	Nationwide Health Properties, Inc.	5,258,642
219,700	OMEGA Healthcare Investors, Inc.	2,412,306

		17,917,348

	Hotels — 3.8%
140,100	Hospitality Properties Trust	5,657,238
230,000	Strategic Hotel Capital, Inc.	3,381,000

		9,038,238

	Office Property — 33.2%
548,100	Arden Realty, Inc.	18,553,185
125,000	Brandywine Realty Trust	3,550,000
232,500	CRT Properties, Inc.	5,063,850
215,000	Digital Realty Trust, Inc.	3,089,550
123,500	Equity Office Properties Trust	3,721,055
213,100	Highwoods Properties, Inc.	5,715,342
119,500	Mack-Cali Realty Corp.	5,060,825
708,700	Maguire Properties, Inc.	16,923,756
483,700	Prentiss Properties Trust	16,523,192

		78,200,755

	Regional Malls — 7.1%
103,300	CBL & Associates Properties, Inc.	7,386,983
234,553	Pennsylvania Real Estate Investment Trust	9,457,177

		16,844,160

	Shopping Centers — 13.6%
260,100	Commercial Net Lease Realty	4,798,845
506,700	Heritage Property Investment Trust	15,038,856
483,200	New Plan Excel Realty Trust	12,133,152

		31,970,853

	Storage — 1.6%
92,600	Sovran Self Storage, Inc.	3,669,738

	Warehouse & Industrial — 8.0%
186,429	EastGroup Properties, Inc.	7,028,373
310,700	First Industrial Realty Trust, Inc.	11,753,781

		18,782,154

	Total Common Stock
	(cost $239,740,172)	258,322,258

See previously submitted notes to financial statements for the annual period ended December 31, 2004.

ING Clarion Real Estate Income Fund
Portfolio of Investments (continued)

		Market
Shares		Value

	Preferred Stock — 20.0%
	Real Estate Investment Trusts (“REIT”) — 20.0%
	Apartments — 1.6%
70,000	Apartment Investment & Management Co., Series R	$1,841,000
80,000	Apartment Investment & Management Co., Series V	1,996,000

		3,837,000

	Diversified — 1.6%
150,000	iStar Financial, Inc., Series F	3,877,500

	Health Care — 1.5%
35,000	Nationwide Health Properties, Inc.	3,543,750

	Hotels — 3.7%
130,000	Innkeepers USA Trust, Series C	3,263,000
170,000	LaSalle Hotel Properties, Series B	4,345,200
40,000	Sunstone Hotel Investors, Inc., Series A	1,013,752

		8,621,952

	Manufactured Homes — 0.8%
75,000	Affordable Residential Communities, Series A	1,882,500

	Office Property — 1.4%
50,000	Maguire Properties, Inc., Series A	1,242,500
80,000	SL Green Realty Corp., Series C	2,028,000

		3,270,500

	Regional Malls — 8.0%
51,000	CBL & Associates Properties, Inc., Series C	1,300,500
20,000	Glimcher Realty Trust, Series F	520,000
85,000	Glimcher Realty Trust, Series G	2,133,500
82,200	Pennsylvania Real Estate Investment Trust	4,804,590
385,000	The Mills Corp., Series E	10,056,200

		18,814,790

	Shopping Centers — 1.4%
65,000	Cedar Shopping Centers, Inc.	1,706,250
59,600	Federal Realty Investment Trust	1,579,400

		3,285,650

	Total Preferred Stock
	(cost $46,328,032)	47,133,642

	Convertible Preferred Stock — 0.5%
	Real Estate Investment Trusts (“REIT”) — 0.5%
	Diversified — 0.5%
50,000	Crescent Real Estate, 6.75%, Series A
	(cost $1,099,000)	1,076,000

See previously submitted notes to financial statements for the annual period ended December 31, 2004.

ING Clarion Real Estate Income Fund
Portfolio of Investments (continued)

Principal		Market
Amount		Value

	Mortgage-Related Securities — 10.5%
	Chase Commercial Mortgage Securities Corp.,
$1,000,000	Series 1997-1, Class F
	7.37%, 6/19/29 (a)	$1,030,994
	Commercial Mortgage Acceptance Corp.,
2,500,000	Series 1998-C2, Class G
	5.44%, 9/15/30 (a)	2,163,475
	CS First Boston Mortgage Securities Corp.
2,000,000	Series 2002-CP3, Class J
	6.00%, 7/15/35 (a)	1,811,020
3,500,000	Series 2002-CP3, Class K
	6.00%, 7/15/35 (a)	2,804,795
2,000,000	Series 2003-C5, Class K
	5.23%, 12/15/36 (a)	1,648,520
2,000,000	Series 2003-C5, Class L
	5.23%, 12/15/36 (a)	1,412,040
	J.P. Morgan Chase Commercial Mortgage Securities,
3,250,000	Series 2002-C3, Class J
	5.06%, 7/12/35 (a)	2,864,983
	LB-UBS Commercial Mortgage Trust,
53,636,500	Series 2002-C2, Class XCL
	2.98%, 7/15/35 (a)(b)	1,948,373
	Wachovia Bank Commercial Mortgage Trust,
3,668,000	Series 2003-C4, Class L
	4.93%, 4/15/35 (a)	2,666,599
4,000,000	Series 2003-C7, Class L
	5.44%, 10/15/35 (a)	2,831,880
3,800,000	Series 2003-C8, Class K
	5.03%, 11/15/35 (a)	3,180,410
78,281,501	Series 2004-C12, Class IO
	2.64%, 7/15/41 (a)(b)	446,987

	Total Mortgage-Related Securities
	(cost $23,851,709)	24,810,076

	Corporate Bonds — 6.0%
	Building - Residential/Commercial — 0.5%
1,000,000	Standard Pacific Corp.
	9.25%, 4/15/12	1,135,000

	Diversified — 1.1%
2,500,000	Petro Stopping Centers, LP
	9.00%, 2/15/12	2,587,500

	Food - Retail — 1.1%
2,607,000	Ingles Markets, Inc.
	8.875%, 12/01/11	2,685,210

	Retail — Drug Store — 1.4%
3,300,000	The Jean Coutu Group, Inc.
	8.50%, 8/01/14	3,221,625

	Retail - Restaurants — 1.9%
3,250,000	Denny’s Corp. / Holdings, Inc.
	10.00%, 10/01/12 (a)	3,428,750
1,000,000	O’Charley’s, Inc.
	9.00%, 11/01/13	1,090,000

		4,518,750

	Total Corporate Bonds

	(cost $14,370,187)	14,148,085

See previously submitted notes to financial statements for the annual period ended December 31, 2004.

ING Clarion Real Estate Income Fund
Portfolio of Investments (continued)

Market
Value

Total Investments — 146.7%
(cost $325,389,100)	$345,490,061
Liabilities in Excess of Other Assets — (2.1%)	(4,904,491)
Preferred Shares, at redemption value — (44.6%)	(105,000,000)

Net Assets Applicable to
Common Shares — 100.0% (c)	$235,585,570

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $28,238,826 or 12.0% of net assets.

(b)	Interest-only security. Rate shown is effective yield as of March 31, 2005.

(c)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

See previously submitted notes to financial statements for the annual period ended December 31, 2004.

Interest Rate Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Appreciation

Citigroup	4/30/2007	$42,000	3.30%	1 Month LIBOR	$707,009
Citigroup	4/30/2009	42,000	4.08%	1 Month LIBOR	556,603

					$1,263,612

Item 2. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ING Clarion Real Estate Income Fund

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 12, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	May 12, 2005

By:	/s/ Peter H. Zappulla

Peter H. Zappulla
Treasurer and Chief Financial Officer

Date:	May 12, 2005